Background information of business and organization	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background information of business and organization

1. Background information of business and organization

Xinyuan Real Estate Co., Ltd. (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in residential real estate development and the provision of property management services. The Group’s operations are conducted mainly in the People’s Republic of China (“PRC”). In 2012, the Group expanded its business into the U.S. residential real estate market and established Vista Sierra, LLC, XIN Irvine, LLC and 421 Kent Development, LLC to acquire three projects in Reno, Nevada, Irvine, California and Brooklyn, New York, respectively. On April 6, 2012, September 25, 2012, December 4, 2015 and December 9, 2015, Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. , Henan Wanzhong Real Estate Co., Ltd., Beijing Xinyuan Jiye Real Estate Co., Ltd. and Kunming Huaxia Xinyuan Real Estate Co., Ltd. subsidiaries of the Company, were liquidated, respectively. On October 18, 2013, Kunshan Xinyuan Real Estate Co., Ltd. (“Kunshan Xinyuan”) acquired a 100% equity interest in Jiangsu Jiajing Real Estate Co., Ltd. On January 27, 2014, Xinyuan (China) Real Estate, Ltd. acquired a 100% equity interest in Sanya Beida Science and Technology Park Industrial Development Co., Ltd. (“Sanya Beida”). On April 11, 2014, Kunshan Xinyuan acquired a 100% equity interest in Shanghai Junxin Real Estate Co., Ltd. (“Shanghai Junxin”). The Sanya Beida and Shanghai Junxin acquisitions were accounted for as asset acquisitions. In December 2014, the Group expanded its business into the Malaysia residential real estate market through acquisition of 100% equity interest in XIN Eco Marine Group Properties Sdn Bhd (formerly named EMG Group Properties Sdn Bhd).

On March 2 and May 15, 2015, Shandong Xinyuan Real Estate Co., Ltd. (“Shandong Xinyuan”) acquired 82% and 18% equity interest, respectively, in Shandong Renju Real Estate Co., Ltd. (“Shandong Renju”). The Shandong Renju acquisition was accounted for as asset acquisition. Pursuant to the Share Transfer Agreement entered into by Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”) and Ping’an Dahua Huitong Wealth Management Co., Ltd. (“Ping’an”), an unrelated asset management company, on March 5, 2015, 20% of the equity interest in Zhengzhou Shengdao Real Estate Co., Ltd. (“Zhengzhou Shengdao”) was transferred to Ping’an. Pursuant to the Share Transfer Agreement entered into by Zhengzhou Shengdao and Wanxiang Trustee Co., Ltd. (“Wanxiang”), an unrelated asset management company, on March 23, 2015, 10% of the equity interest in Zhengzhou Quansheng Real Estate Co., Ltd. (“Zhengzhou Quansheng”) was transferred to Wanxiang.

On February 23, 2016, upon the amendment of article association, the Company obtained control over Shaanxi Zhongmao Real Estate Co., Ltd. (“Shaanxi Zhongmao”), which was previously accounted under equity method investment (see Note 6) . Pursuant to the Share Transfer Agreement entered into by Zhengzhou Quansheng and Wanxiang on March 31, 2016, 10% of the equity interest in Zhengzhou Shunsheng Real Estate Co., Ltd. (“Zhengzhou Shunsheng”) was transferred to Wanxiang. On June 28, 2016, Henan Xinyuan, as 100% owner of Xinyuan Property Service Co., Ltd. (“Xinyuan Property Service”), transferred 6% of equity interests of Xinyuan Property Service to key management personnel.

As of June 30, 2016, subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500,000	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000,000	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	100%	Investment holding company

Xinyuan Real Estate, Ltd. (“Xinyuan”)	Cayman Islands January 27, 2006	US$	50,000,000	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10,000	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50,000	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	100%	Real estate development

XIN Development Management East, LLC	United States August 28, 2012	US$	1,000	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1,000	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000,000	100%	Investment holding company

AWAN Plasma Sdn Bhd	Malaysia April 16, 2007	MYR	33,577,000	100%	Real estate development

XIN Eco Marine Group Properties Sdn Bhd	Malaysia July 9, 2014	MYR	33,217,000	100%	Investment holding company

Xinyuan Internet Finance Co., Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Dawn International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Legend International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

NewPoint International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

NewGrace International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

China Online Finance Research Institute Limited	Hong Kong July 17, 2015	US$	1,000,000	100%	Dormant

Genesis Ocean Investments Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Honest View Development Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Honour Triumph Enterprises Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Well Poly Holdings Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Zhengzhou Yasheng Construction Material Co., Ltd.	PRC October 22, 2013	US$	50,000,000	100%	Sales of construction material

Zhengzhou Jiasheng Real Estate Co., Ltd	PRC December 2, 2013	US$	60,000,000	100%	Real estate development

Zhengzhou Yusheng Landscape Design Co., Ltd.	PRC December 25, 2013	US$	70,000,000	100%	Landscaping engineering and management

Xinyuan (China) Real Estate, Ltd. (“WFOE”)	PRC April 10, 2006	US$	307,000,000	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	PRC May 19, 1997	RMB	200,000,000	100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	PRC February 9, 2006	RMB	10,000,000	100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	PRC June 2, 2006	RMB	300,000,000	100%	Real estate development

Xinyuan Property Service Co., Ltd. (“Xinyuan Property Service”)	PRC December 28, 1998	RMB	50,000,000	94%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	PRC February 17, 2004	RMB	2,000,000	100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	PRC May 26, 2004	RMB	2,000,000	100%	Installation of intercom systems

Henan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Henan Wanzhuo”)	PRC December 29, 2011	RMB	20,000,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd. (“Suzhou Xinyuan”)	PRC November 24, 2006	RMB	200,000,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	PRC December 7, 2006	RMB	50,000,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Kunshan Xinyuan Real Estate Co., Ltd.	PRC January 31, 2008	RMB	200,000,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	PRC June 12, 2007	RMB	220,000,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	PRC November 09, 2009	RMB	200,000,000	100%	Real estate development

Henan Xinyuan Jiye Real Estate Co., Ltd.	PRC November 15, 2009	RMB	50,000,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd. (“Beijing Wanzhong”)	PRC March 4, 2008	RMB	900,000,000	100%	Real estate development

Beijing Heju Management Consulting Service Co. Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. (“Jiantou Xinyuan”)	PRC June 13, 2005	RMB	10,000,000	100%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	PRC March 8, 2012	RMB	30,000,000	100%	Real estate consulting services

Henan Xinyuan Priority Commercial Management Co., Ltd.	PRC August 10, 2012	RMB	2,000,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (“Suzhou Xinyuan”)	PRC September 20, 2012	RMB	200,000,000	100%	Real estate development

Jiangsu Jiajing Real Estate Co., Ltd.	PRC March 28, 2005	RMB	150,000,000	100%	Real estate development

Beijing XIN Media Co., Ltd.	PRC July 10, 2013	RMB	10,000,000	100%	Culture and Media services

Company Name	Registered Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xingyang Xinyuan Real Estate Co., Ltd. (“Xingyang Xinyuan”)	PRC July 25, 2013	RMB	200,000,000	100%	Real estate development

APEC Construction Investment (Beijing) Co., Ltd.	PRC August 1, 2013	RMB	100,000,000	100%	Dormant

Beijing Xinxiang Huicheng Decoration Co., Ltd.	PRC October 18, 2013	RMB	10,000,000	100%	Property decoration services

Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Jinan Wanzhuo”)	PRC December 4, 2013	RMB	300,000,000	100%	Real estate development

Xinrongji (Beijing) Investment Co., Ltd.	PRC December 25, 2013	RMB	100,000,000	100%	Dormant

Shanghai Junxin Real Estate Co., Ltd. (“Shanghai Junxin”)	PRC January 16, 2014	RMB	5,000,000	100%	Real estate development

Sanya Beida Science and Technology Park Industrial Development Co., Ltd.	PRC January 10, 2014	RMB	200,000,000	100%	Real estate development

Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC February 21, 2014	RMB	50,000,000	100%	Real estate development

Zhengzhou Hengsheng Real Estate Co., Ltd.	PRC June 19, 2014	RMB	20,000,000	100%	Real estate development

Beijing Xinyuan Xindo Park E-commerce Co., Ltd.	PRC August 12, 2014	RMB	202,000,000	100%	Electronic commerce

Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	PRC September 15, 2014	RMB	20,000,000	90%	Real estate development

Tianjin Xinyuan Real Estate Co., Ltd.	PRC September 17, 2014	RMB	100,000,000	100%	Real estate development

Xi’an Xinyuan Metropolitan Business Management Co., Ltd.	PRC November 25, 2014	RMB	3,000,000	100%	Property management services

Beijing Xinleju Technology Development Co., Ltd.	PRC December 24, 2014	RMB	10,000,000	100%	Technical service

Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. (“Changsha Wanzhuo”)	PRC April 3, 2014	RMB	100,000,000	100%	Real estate development

Beijing Yue-Mart Commerce and Trade Co., Ltd.	PRC January 1, 2015	RMB	30,000,000	100%	Retail store

Jinan Yue-Mart Commerce and Trade Co., Ltd.	PRC December 4, 2015	RMB	3,000,000	100%	Retail store

Henan Yue-Mart Commerce and Trade Co., Ltd.	PRC March 23, 2015	RMB	10,000,000	100%	Retail store

Henan Xinyuan Guangsheng Real Estate Co., Ltd.	PRC July 27, 2015	RMB	40,000,000	100%	Real estate development

Shanghai Hexinli Property Management Center (Limited partnership)	PRC July 28, 2015	RMB	100,000	100%	Property management services

Beijing Xinhe Investment Development Co., Ltd.	PRC May 5, 2015	RMB	5,000,000	100%	Investment holding company

Shenzhen Xileju Technology Development Co., Ltd.	PRC June 4, 2015	RMB	5,000,000	100%	Intelligent information system development

Shenzhen Xilefu Internet Financial Service Co., Ltd.	PRC June 12, 2015	RMB	5,000,000	100%	Dormant

Henan Xinyuan Real Estate Marketing Co., Ltd.	PRC July 30, 2015	RMB	1,000,000	100%	Real estate marketing

Shandong Xinyuan Renju Real Estate Co., Ltd. (“Shandong Renju”)	PRC November 19, 2011	RMB	50,000,000	100%	Real estate development

Shaanxi Zhongmao Real Estate Co., Ltd. (“Shaanxi Zhongmao”)*	PRC June 22, 1998	RMB	22,500,000	65.98%	Real estate development

421 Kent Holding Co, Ltd	United States May 2, 2014	US$	1,000	100%	Investment holding company

Hudson 888 Owner LLC	United States October 22, 2015	US$	1,000	100%	Real estate development

XIN Manhattan Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Hudson 888 Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Shenzhen Xinchuang Investment Consulting Co., Ltd.	PRC January 20, 2016	RMB	500,000	100%	Dormant

Shenzhen Keye Investment Co., Ltd.	PRC February 26, 2016	RMB	5,000,000	100%	Dormant

Henan Yueshenghang Property Service Co., Ltd.	PRC April 15, 2016	RMB	50,000,000	100%	Property management services

VIEs:
Zhengzhou Shengdao Real Estate Co., Ltd. (“Zhengzhou Shengdao”)	PRC October 14, 2013	RMB	20,000,000	80%	Real estate development

Henan Xinyuan Quansheng Real Estate Co., Ltd. (“Henan Quansheng”)	PRC January 14, 2015	RMB	40,000,000	90%	Real estate development

Henan Xinyuan Shunsheng Real Estate Co., Ltd. (“Henan Shunsheng”)	PRC January 13, 2016	RMB	30,000,000	90%	Real estate development

*Acquired on February 23, 2016.

Equity holdings remained unchanged throughout the six months ended June 30, 2016 except for Jinan Wanzhuo, Shaanxi Zhongmao, Zhengzhou Shunsheng and Xinyuan Property Service. (see note 1 and 2(a)).